UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Pennsylvania Municipal Money Market Fund

February 29, 2012 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--101.0%	Rate (%)		Date	Amount ($)		Value ($)
Allegheny County Industrial
Development Authority, Revenue
(The Bradley Center) (LOC;
National City Bank)		0.23	3/7/12	890,000	a,b	890,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy Nuclear
Generation Corporation
Project) (LOC; Citibank NA)		0.15	3/7/12	5,700,000	a	5,700,000
Berks County Industrial
Development Authority,
Manufacturing Facilities
Revenue (The Bachman Company
Project) (LOC; PNC Bank NA)		0.19	3/7/12	200,000	a,b	200,000
Berks County Industrial
Development Authority, Revenue
(KTB Real Estate Partnership
Project) (LOC; M&T Trust)		0.45	3/7/12	1,350,000	a,b	1,350,000
Berks County Municipal Authority,
Revenue (The Reading Hospital
and Medical Center Project)		0.32	8/2/12	7,800,000		7,800,000
Blair County Industrial
Development Authority, Revenue
(News Printing Company, Inc.
Project) (LOC; PNC Bank NA)		0.20	3/7/12	2,975,000	a,b	2,975,000
Bradford County Industrial
Development Authority, Revenue
(State Aggregates Inc.
Project) (LOC; M&T Trust)		0.36	3/7/12	1,140,000	a,b	1,140,000
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wells Fargo Bank)		0.35	3/7/12	440,000	a,b	440,000
Butler County Industrial
Development Authority, IDR,
Refunding (Wetterau Finance
Company Project) (LOC; U.S.
Bank NA)		0.19	3/7/12	1,940,000	a,b	1,940,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wells Fargo Bank)		0.35	3/7/12	1,370,000	a,b	1,370,000
Erie County Hospital Authority,
Health Facilities Revenue
(Saint Mary's Home of Erie
Project) (LOC; Bank of America)		0.24	3/7/12	2,100,000	a	2,100,000
Erie County Hospital Authority,
Health Facilities Revenue
(Saint Mary's Home of Erie
Project) (LOC; Bank of America)		0.24	3/7/12	6,000,000	a	6,000,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; TD Bank)		0.09	3/1/12	4,000,000	a	4,000,000
Geisinger Authority,
Health System Revenue
(Geisinger Health System)
(Liquidity Facility; U.S. Bank

NA)	0.09	3/1/12	3,000,000	a	3,000,000
Jackson Township Industrial
Development Authority, IDR
(Everlast Roofing Inc.
Project) (LOC; M&T Trust)	0.36	3/7/12	3,135,000	a,b	3,135,000
JPMorgan Chase Putters/Drivers
Trust (Series 3778Z)
(Philadelphia, Airport Revenue)
(Insured; Assured Guaranty
Municipal Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.36	3/7/12	4,325,000 a,c,d		4,325,000
Lancaster County,
GO Notes	2.25	11/1/12	100,000		101,063
Lancaster County Hospital
Authority, Health Center
Revenue (LUTHERCARE Project)
(LOC; M&T Trust)	0.16	3/7/12	500,000	a	500,000
Lancaster County Hospital
Authority, Health System
Revenue (The Lancaster General
Hospital Refunding Project)
(LOC; Bank of America)	0.21	3/1/12	1,100,000	a	1,100,000
Lancaster Industrial Development
Authority, Revenue (Henry
Molded Products Project) (LOC;
M&T Trust)	0.46	3/7/12	1,430,000	a,b	1,430,000
Lower Merion School District,
GO Notes (LOC; State Street
Bank and Trust Co.)	0.16	3/7/12	8,540,000	a	8,540,000
Luzerne County Industrial
Development Authority, IDR
(PennSummit Tubular LLC
Project) (LOC; Wells Fargo
Bank)	0.30	3/7/12	1,000,000	a,b	1,000,000
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.35	3/7/12	1,000,000	a,b	1,000,000
Mars Area School District,
GO Notes	1.00	3/1/13	2,275,000		2,281,711
Montgomery County Industrial
Development Authority, Revenue
(Fountain of Life Christian
Academy Project) (LOC;
JPMorgan Chase Bank)	0.22	3/7/12	3,220,000	a,b	3,220,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wells Fargo
Bank)	0.35	3/7/12	1,755,000	a,b	1,755,000
North Penn Water Authority,
Water Revenue (LOC; U.S. Bank
NA)	0.17	3/7/12	5,000,000	a	5,000,000
Northampton County Industrial
Development Authority, IDR
(Dorst America Project) (LOC;
Bank of America)	0.28	3/7/12	480,000	a,b	480,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC; Wells
Fargo Bank)	0.35	3/7/12	1,400,000	a,b	1,400,000
Pennsylvania,
GO Notes (Citigroup ROCS,
Series RR II R-14002)

(Liquidity Facility; Citibank
NA)	0.16	3/7/12	2,200,000 a,c,d		2,200,000
Pennsylvania,
GO Notes, Refunding	5.00	7/15/12	300,000		305,094
Pennsylvania Economic Development
Financing Authority, EDR
(Delweld Industries Project)
(LOC; PNC Bank NA)	0.19	3/7/12	600,000	a,b	600,000
Pennsylvania Economic Development
Financing Authority, EDR
(Ganflec Corporation Project)
(LOC; PNC Bank NA)	0.20	3/7/12	1,100,000	a,b	1,100,000
Pennsylvania Economic Development
Financing Authority, EDR
(North American Communication,
Inc. Project) (LOC; PNC Bank
NA)	0.19	3/7/12	1,735,000	a,b	1,735,000
Pennsylvania Economic Development
Financing Authority, EDR
(Pittsburgh Flexicore Company,
Inc. Project) (LOC; PNC Bank
NA)	0.19	3/7/12	1,425,000	a,b	1,425,000
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	0.27	3/7/12	100,000	a,b	100,000
Pennsylvania Economic Development
Financing Authority, EDR (PMF
Industries, Inc. Project)
(LOC; PNC Bank NA)	0.27	3/7/12	175,000	a,b	175,000
Pennsylvania Economic Development
Financing Authority, EDR (Siem
Tool Company/PRJP Partnership
Project) (LOC; PNC Bank NA)	0.21	3/7/12	1,100,000	a,b	1,100,000
Pennsylvania Economic Development
Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.22	3/7/12	1,000,000	a,b	1,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Northwestern Human Services -
Allegheny Valley School, LLC
Issue) (LOC; TD Bank)	0.15	3/1/12	6,295,000	a	6,295,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Association of Independent
Colleges and Universities of
Pennsylvania Financing Program
- University of Scranton)
(LOC; JPMorgan Chase Bank)	0.19	3/7/12	1,070,000	a	1,070,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/12	200,000		202,509
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/12	280,000		283,512
Pennsylvania State University,
GO Notes	4.00	3/1/12	650,000		650,000
Philadelphia,
Gas Works Revenue, Refunding
(LOC; Scotiabank)	0.11	3/7/12	9,000,000	a	9,000,000
Philadelphia Authority for

Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College
Project) (LOC; Wells Fargo
Bank)	0.25	3/7/12	5,500,000	a	5,500,000
Philadelphia Authority for
Industrial Development, IDR (I
Rice Associates LP Project)
(LOC; Wells Fargo Bank)	0.35	3/7/12	295,000	a,b	295,000
Philadelphia Authority for
Industrial Development,
Revenue (Henry H. Ottens
Manufacturing Company Project)
(LOC; Wells Fargo Bank)	0.33	3/7/12	400,000	a,b	400,000
RBC Municipal Products Inc. Trust
(Manheim Township School
District, GO Notes) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.16	3/7/12	6,000,000 a,c,d		6,000,000
RBC Municipal Products Inc. Trust
(Pennsylvania Turnpike
Commission, Turnpike Revenue)
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.16	3/7/12	10,900,000 a,c,d		10,900,000
Schuylkill County Industrial
Development Authority, IDR (M
& Q Packing Corporation
Project) (LOC; PNC Bank NA)	0.20	3/7/12	385,000	a,b	385,000
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	0.25	3/7/12	4,195,000	a,b	4,195,000
York County,
GO Notes, TRAN	1.00	4/30/12	5,955,000		5,962,055
York County Industrial Development
Authority, Revenue (495
Leasing Project) (LOC; Wells
Fargo Bank)	0.35	3/7/12	300,000	a,b	300,000
York County Industrial Development
Authority, Revenue (Riach
Family Limited Partnership
Project) (LOC; M&T Trust)	0.41	3/7/12	1,490,000	a,b	1,490,000
York County Industrial Development
Authority, Revenue (York Sheet
Metal, Inc. Project) (LOC; M&T
Trust)	0.41	3/7/12	1,505,000	a,b	1,505,000

Total Investments (cost $138,345,944)			101.0%		138,345,944
Liabilities, Less Cash and Receivables			(1.0%)		(1,379,426)
Net Assets			100.0%		136,966,518

a Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At February 29, 2012, the fund had $39,530,000 or 28.9% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from industrial revenue.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, these securities amounted to $23,425,000 or 17.1% of net assets.
d The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MERLOTS	Municipal Exempt Receipt Liquidity Option Tender	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
P-FLOATS	Puttable Floating Option Tax-Exempts Receipts	PILOT	Payment in Lieu of Taxes
PUTTERS	Puttable Tax-Exempt Receipts	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	138,345,944
Level 3 - Significant Unobservable Inputs	-
Total	138,345,944

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)